Summary of Significant Accounting Policies (as Restated) (Details) - USD ($)			9 Months Ended
	Mar. 25, 2021	Jan. 20, 2021	Sep. 30, 2021
Summary of Significant Accounting Policies (as Restated) (Details) [Line Items]
Cash Equivalents, at Carrying Value (in Dollars)			$ 0
Cash insured with federal depository insurance corporation (in Dollars)			$ 250,000
Unrecognized tax benefits		12 months
Private Placement [Member] | Warrant [Member]
Summary of Significant Accounting Policies (as Restated) (Details) [Line Items]
Aggregate of shares			15,446,522
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (as Restated) (Details) [Line Items]
Shares subject to forfeiture	127,174
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (as Restated) (Details) [Line Items]
Temporary equity shares outstanding			31,116,305
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Summary of Significant Accounting Policies (as Restated) (Details) [Line Items]
Shares subject to forfeiture		937,500